UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-10399
______________________________________________

HENDERSON GLOBAL FUNDS
______________________________________________________________________________
(Exact name of registrant as specified in charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

Registrant’s telephone number, including area code:  (312) 397-1122

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2010

Item 1.                                Schedule of Investments.

Henderson Global Funds
Portfolio of Investments
(Unaudited)
Worldwide Income Fund
September 30, 2010

	Face amount		Coupon	Maturity	Value (note 3)

Corporate Bonds – 85.85%
		Canada – 2.16%
EUR	1,000,000	Bombardier, Inc.	7.250%	11/15/16	$1,465,494

		Denmark – 2.87%
EUR	1,350,000	FS Funding AS	8.875	5/15/16	1,941,609

		France – 3.89%
USD	2,000,000	AXA S.A. (a) (b)	6.463	12/14/18	1,755,000
EUR	643,000	Rhodia S.A. (c)	3.585	10/15/13	878,762
					2,633,762

		Germany – 5.27%
EUR	650,000	Fresenius Medical Care Capital Trust V (Preferred)	7.375	6/15/11	920,006
EUR	240,000	HeidelbergCement AG	8.500	10/31/19	350,083
USD	1,100,000	Kabel Deutschland GmbH	10.625	7/1/14	1,152,250
USD	1,100,000	UPC Germany GmbH (a)	8.125	12/1/17	1,149,500
					3,571,839

		Ireland – 2.56%
EUR	500,000	Ardagh Glass Finance plc	8.750	2/1/20	683,329
GBP	700,000	The Bank of Ireland (c)	9.250	9/7/20	1,049,882
					1,733,211

		Italy – 4.50%
EUR	900,000	Lottomatica SpA (c)	8.250	3/31/16	1,236,127
USD	750,000	Wind Acquisition Finance S.A. (a)	12.000	12/1/15	797,813
EUR	700,000	Wind Acquisition Finance S.A.	11.000	12/1/15	1,013,917
					3,047,857

		Luxembourg – 5.43%
GBP	400,000	Glencore Finance Europe S.A.	6.500	2/27/19	640,462
EUR	1,100,000	UPC Holding BV	8.000	11/1/16	1,552,061
EUR	653,181	Angel Lux Common S.A. (c)	6.399	5/1/16	901,580
EUR	400,000	Angel Lux Common S.A.	8.250	5/1/16	580,745
					3,674,848

		Netherlands – 11.17%
EUR	500,000	Ahold Finance USA LLC	5.875	3/14/12	721,923
USD	625,000	Allianz Finance II B.V. (b)	7.250	12/10/10	646,250
USD	2,000,000	Arran Corporate Loans B.V., Class E3 (c) (d) (e)	3.541	6/20/25	1,810,000
GBP	500,000	Heineken N.V.	7.250	3/10/15	909,763
USD	500,000	Impress Holdings B.V. (a) (c)	3.651	9/15/13	500,000
EUR	1,000,000	Impress Holdings B.V. (c)	3.960	9/15/13	1,363,250
EUR	490,000	ING Verzekeringen N.V.	6.250	6/21/21	642,943
EUR	675,000	Ziggo Bond Co. B.V. (a)	8.000	5/15/18	970,805
					7,564,934

See Notes to Financial Statements.

Henderson Global Funds
Portfolio of Investments
(Unaudited)
Worldwide Income Fund
September 30, 2010 (continued)

	Face amount		Coupon	Maturity	Value (note 3)

		United Kingdom – 31.48%
GBP	1,100,000	Aviva plc (b)	6.125%	9/29/22	$1,456,695
EUR	700,000	BAA Funding, Ltd. (c)	4.600	2/15/20	969,122
USD	1,150,000	Barclays Bank plc (a) (b)	5.926	12/15/16	1,086,750
USD	2,000,000	Catlin Insurance Co., Ltd. (a) (b)	7.249	1/19/17	1,640,000
EUR	250,000	Co-Operative Bank plc (c)	1.176	5/18/16	301,988
GBP	1,000,000	Daily Mail & General Trust	5.750	12/7/18	1,531,376
GBP	100,000	Daily Mail & General Trust	6.375	6/21/27	142,697
GBP	125,000	EGG Banking plc (b)	6.875	12/29/21	186,007
GBP	400,000	F&C Finance plc	9.000	12/20/16	653,177
EUR	800,000	Investec Tier I UK LP plc (b)	7.075	6/24/15	932,463
GBP	1,002,000	ITV plc	5.375	10/19/15	1,566,171
GBP	1,100,000	Legal & General Group plc (b)	6.385	5/2/17	1,520,631
USD	1,100,000	Lloyds TSB Group plc (a) (b) (g)	6.267	11/14/16	786,500
EUR	1,000,000	Rexam plc (b)	6.750	6/29/17	1,318,917
USD	1,700,000	Royal Bank of Scotland Group plc (b) (f) (g)	7.640	9/29/17	1,270,750
EUR	270,000	Royal Bank of Scotland plc	6.934	4/9/18	397,980
USD	2,200,000	Standard Chartered plc (b) (f)	6.409	1/30/17	2,090,994
GBP	650,000	Standard Life plc (b)	6.750	7/12/27	918,976
USD	1,500,000	Swiss Re Capital I LP (a) (b) (f)	6.854	5/25/16	1,404,218
GBP	400,000	Virgin Media Finance plc	8.875	10/15/19	713,188
GBP	250,000	WPP plc	6.000	4/4/17	430,163
					21,318,763

		United States – 16.52%
USD	1,250,000	Constellation Brands, Inc.	7.250	5/15/17	1,339,062
USD	1,167,000	DaVita, Inc.	6.625	3/15/13	1,191,799
USD	560,000	Digicel Group, Ltd. (a)	10.500	4/15/18	617,400
USD	1,000,000	DISH DBS Corp.	7.125	2/1/16	1,056,250
GBP	1,190,000	HCA, Inc. (f)	8.750	11/1/10	1,871,707
USD	1,500,000	Iron Mountain, Inc.	6.625	1/1/16	1,515,000
EUR	2,500,000	Lehman Brothers UK Capital Funding IV LP (b) (d) (e) (g)	5.750	4/25/12	—
USD	1,740,000	Service Corp International (f)	7.625	10/1/18	1,870,500
USD	500,000	Sungard Data Systems, Inc.	10.250	8/15/15	528,750
USD	1,000,000	Yum! Brands, Inc.	6.250	3/15/18	1,194,817
					11,185,285
	Total Corporate Bonds
	(Cost $59,648,152)				58,137,602

Common Stocks – 3.77%
	Shares
		United Kingdom – 3.77%
	12,800	British American Tobacco plc			477,453
	20,000	GlaxoSmithKline plc			394,139
	56,000	National Grid plc			475,040
	23,000	Scottish & Southern Energy plc			403,941

See Notes to Financial Statements.

Henderson Global Funds
Portfolio of Investments
(Unaudited)
Worldwide Income Fund
September 30, 2010 (continued)

Shares		Value (note 3)

325,000	Vodafone Group plc	$802,062
		2,552,635
Total Common Stock
(Cost $2,281,758)		2,552,635

Preferred Stock – 0.73%

	United States - 0.73%
500	Bank of America Corp.	491,250

	Total Preferred Stock
	(Cost $500,000)	491,250

	Total Long Term Investments
	(Cost $62,429,910)	61,181,487

Short Term Investment - 9.14%

6,189,454	Fidelity Institutional Treasury Portfolio	6,189,454

	Total Short Term Investment
	(Cost $6,189,454)	6,189,454

Total Investments - 99.49%
	(Cost $68,619,364)	67,370,941
Net Other Assets and Liabilities – 0.51%		346,675
Total Net Assets – 100.00%

		$67,717,616

(a)
Restricted security, purchased under Rule 144A, section 4(2)g which is exempt registration under the securities Act of 1933 as amended.   At September 30, 2010 the securities had an aggregate value of $10,707,986, which represents 15.8% of net assets.

(b)	Maturity date is perpetual. Maturity date presented represents the next call date.
(c)	Security is a floating rate bond.
(d)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Fair valued at September 30, 2010 as determined in good faith using procedures approved by the Board of Trustees.
(f)	Security is segregated as collateral to cover margin requirements on open futures contracts.
(g)	Security is in default.

Other Information:

Industry concentration as a percentage of net assets:	% of Net Assets
Telecommunication Services	8.91%
Commercial Banks Non- U.S.	7.07
Multi-line Insurance	5.96
Life & Health Insurance	5.76
Containers - Metal/Glass	4.70
Diversified Banking Institution	4.60
Cable TV	3.99
Building Maintainance & Services	2.87
Medical - Hospitals	2.76
Funeral Services & Related Items	2.76
Other - ABS	2.67
Publishing	2.47
Television	2.31

See Notes to Financial Statements.

Henderson Global Funds
Portfolio of Investments
(Unaudited)
Worldwide Income Fund
September 30, 2010 (continued)

Commercial Services & Supply	2.24
Wireless Telecommunication Services	2.24
Diversified Manufacturing Operations	2.16
Special Purpose Entity	2.07
Beverages - Wine & Spirits	1.98
Lottery Services	1.82
Restaurants	1.76
Dialysis Centers	1.76
Cable and Satellite	1.56
Airport Development & Maintenance	1.43
Finance - Commercial	1.38
Medical Products	1.36
Brewers	1.34
Chemicals Specialty	1.30
Food & Staples Retailing	1.07
Packaging	1.01
Diversified Financial Services	0.96
Natural Resources	0.95
Computer Services	0.78
Tobacco	0.71
Electric Utilities	0.70
Multimedia	0.64
Banking	0.60
Electric - Integrated	0.60
Pharmaceuticals	0.58
Building Products	0.52
Finance - Investment Banking & Brokerage	—
Long Term Investments	90.35
Short Term Investment	9.14
Total Investments	99.49
Net Other Assets and Liabilities	0.51
100.00%

See Notes to Financial Statements.

Henderson Global Funds
Notes to Financial Statements
 (Unaudited)

1.  All percentages are based on the net assets of the Henderson Worldwide Income Fund (the “Fund”) as of September 30, 2010.

2.  Net unrealized depreciation of the Fund’s investment securities was $1,248,423 of which $3,962,965 related to the appreciated investment securities and $5,211,388 related to depreciated investment securities for the fiscal quarter ended September 30, 2010.

3.  Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price.  Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust.  If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers.  Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust.  The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced.  If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.  As a result, it is possible that fair value prices will be used by the Funds.

Various inputs are used in determining the value of the Fund’s investments. The Fund established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes.  These inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an ASU, Fair Value Measurements and Disclosures (“ASC 820”):  Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions: ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.  The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.  Fund management has implemented part (i) and (ii) and is evaluating the implications of part (iii) of ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2) *	Significant Unobservable Inputs (Level 3)	Total
Corporate Bonds
Canada	$—	$1,465,494	$—	$1,465,494
Denmark	—	1,941,609	—	1,941,609
France	—	2,633,762	—	2,633,762
Germany	—	3,571,839	—	3,571,839
Ireland	—	1,733,211	—	1,733,211
Italy	—	3,047,857	—	3,047,857
Luxembourg	—	3,674,848	—	3,674,848
Netherlands	—	5,754,934	1,810,000	7,564,934
United Kingdom	—	21,318,763	—	21,318,763
United States	—	11,185,285	—	11,185,285
Total Corporate Bonds	—	56,327,602	1,810,000	58,137,602
Common Stocks
United Kingdom	2,552,635	—	—	2,552,635
Total Common Stock	2,552,635	—	—	2,552,635
Preferred Stock
United States	491,250	—	—	491,250
Total Preferred Stock	491,250	—	—	491,250
Short Term Investment	6,189,454	—	—	6,189,454
Total Investments	9,233,339	56,327,602	1,810,000	67,370,941
Total	$9,233,339	$56,327,602	$1,810,000	$67,370,941
Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	—	(1,058,446)	—	(1,058,446)
Interest Rate Futures Contracts	(21,512)	—	—	(21,512)
Total Financial Derivative Instruments	$(21,512)	$(1,058,446)	$—	$(1,079,958)

* Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets that exceeded a specified threshold.  These investments in securities were classified as Level 2 rather than Level 1.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Secruities	Balance as of January 1, 2010	Accrued Discounts/ Premiums	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net transfers in to Level 3	Net transfers out of Level 3	Balance as of September 30, 2010	Ending Unrealized Appreciation (Depreciation) from Investments held at September 30, 2010
Corporate Bonds
Netherlands
Arran Corporate Loans B.V., Class E3	$1,330,000	$2,203	$—	$477,797	$—	$—	$—	$—	$1,810,000	$(132,464)

United States
Lehman Brothers UK Capital Funding IV LP	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(3,023,028)

Total	$1,330,000	$2,203	$—	$477,797	$—	$—	$—	$—	$1,810,000	$(3,155,492)

The Fund may purchase call and put options.  A call option gives the holder the right, but not the obligation to buy an agreed upon quantity of a particular commodity or financial instrument (the underlying instrument) from the seller of the option at a certain time (the expiration date) for a certain price (the strike price); a put option gives the holder the right, but not the obligation to sell an agreed upon quantity of a particular commodity or financial instrument (the underlying instrument) from the buyer of the option at a certain time (the expiration date) for a certain price (the strike price);.  By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option.  The Fund pays a premium for a purchased option.  That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option.  The potential loss associated with purchasing put and call options is limited to the premium paid.  During the nine months ended September 30, 2010, the Fund used purchased option contracts to adjust exposure to currencies and certain markets.  Option contracts purchased by the Fund and outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.

4.  The Fund is subject to interest rate risk and foreign currency risk in the normal course of pursuing investment objectives. The Fund may invest in futures contracts to gain exposure to, or hedge against changes in the value of interest rates or foreign currencies. A future contract represents a commitment for the future purchase or sale of an asset at a specified price and date. Upon entering into such contracts, the Fund is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund held the following interest rate futures contracts at September 30, 2010:

	Number of Contracts	Expiration Date	Aggregate Notional Value	Unrealized Depreciation
5 Year U.S. Treasury Note (Short)	30	12/31/10	$3,626,016	$(21,512)

Following is a summary of realized gain/losses and change in unrealized gain/losses incurred on interest rate futures contracts during the period ended September 30, 2010:

Currency	Realized gain/loss	Change in unrealized gain/loss
Long Gilt (Short)	$(578,736)	$(26,960)
5 Year U.S. Treasury Note (Short)	(67,907)	(21,512)

5. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities.  When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date.  Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded.  These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation.  These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations.

The Fund held the following open forward foreign currency contracts at September 30, 2010:

	Value date	Local amount (000’s)	Current value	Unrealized depreciation
British Pound Short	10/22/10	11,336	$17,805,659	$(166,598)
Euro Short	10/22/10	15,227	20,755,434	(891,848)

Following is a summary of realized gain/losses and change in unrealized gain/losses incurred on forward currency contracts during the period ended September 30, 2010:

Currency	Realized gain/loss	Change in Unrealized gain/loss
British Pound (Short)	$(1,029,187)	$(355,594)
Euro (Short)	(933,555)	(1,289,906)

During the period ended September 30, 2010, the Fund’s average notional value related to open forward foreign currency contracts was approximately $39 million or 56.9% of net assets.

Henderson Global Funds
Portfolio of Investments
(Unaudited)
International Equity Fund
September 30, 2010

Shares	Value (note 3)

Common Stocks - 96.07%
	Austria - 2.20%
19,777	Andritz AG	$1,388,761
13,294	Schoeller-Bleckmann Oilfield Equipment AG	868,366
		2,257,127

	Belgium - 1.04%
17,406	EVS Broadcast Equipment, S.A.	1,067,793

	Brazil - 2.10%
60,005	Banco Santander Brasil S.A.	808,578
37,000	Petroleo Brasileiro S.A., ADR	1,341,990
		2,150,568

	China - 3.98%
3,658,000	Bank of China, Ltd., Class H	1,928,278
117,800	Ping An Insurance (Group) Co. of China, Ltd., Class H	1,204,744
997,000	Yingde Gases Group Co. *	941,894
		4,074,916

	France - 2.52%
14,801	Compagnie Generale des Etablissements Michelin, Class B	1,126,104
25,279	Societe Generale	1,456,003
		2,582,107

	Germany - 3.88%
14,928	Bauer AG	611,535
16,437	Bilfinger Berger AG	1,132,936
26,478	Gerresheimer AG *	1,059,422
85,726	Wirecard AG	1,167,491
		3,971,384

	Hong Kong - 6.57%
2,972,000	361 Degrees International, Ltd.	2,987,762
384,000	China Overseas Land & Investment, Ltd.	812,656
1,627,600	Sands China, Ltd. *	2,924,241
		6,724,659

	India - 1.40%
41,250	Axis Bank, Ltd. GDR	1,429,312

	Israel - 1.59%
30,859	Teva Pharmaceutical Industries, Ltd., ADR	1,627,812

Shares	Value (note 3)

	Italy - 3.18%
100,758	Autogrill SpA *	$1,263,697
49,753	Saipem SpA	1,992,722
		3,256,419

	Japan - 15.36%
32,800	Canon, Inc.	1,530,378
24,600	Cocokara Fine Holdings, Inc.	542,508
26,900	H.I.S. Co., Ltd.	527,817
30,000	Hikari Tsushin, Inc.	563,848
62,400	HOYA Corp.	1,521,131
34,400	IT Holdings Corp.	371,691
143,000	Itoham Foods, Inc.	479,636
25,700	Kissei Pharmaceutical Co., Ltd.	499,346
146,000	Kubota Corp.	1,336,176
56,600	Makita Corp.	1,794,684
38,500	Sanei-International Co., Ltd.	438,590
64,200	Showa Shell Sekiyu K.K.	490,652
9,100	SMC Corp.	1,200,180
649	The Dai-ichi Life Insurance Co., Ltd.	783,651
7,510	USS Co., Ltd.	560,461
21,700	Xebio Co., Ltd.	422,147
21,870	Yamada Denki Co., Ltd.	1,357,051
87,200	Yamaha Motor Co., Ltd. *	1,308,836
		15,728,783

	Luxembourg - 1.05%
11,169	Millicom International Cellular S.A.	1,071,666

	Netherlands - 1.61%
36,346	Randstad Holding N.V. *	1,651,210

	Singapore - 8.28%
580,500	Capitaland, Ltd.	1,792,130
234,000	Keppel Corp., Ltd.	1,597,840
515,000	Overseas Union Enterprise, Ltd.	1,155,235
534,000	SC Global Developments, Ltd.	645,624
1,284,000	Tiger Airways Holdings, Ltd. *	1,972,230
94,336	United Overseas Bank, Ltd.	1,314,148
		8,477,207

	Spain - 2.26%
93,628	Telefonica S.A.	2,318,552

See Notes to Financial Statements.

Henderson Global Funds
Portfolio of Investments
(Unaudited)
International Equity Fund
September 30, 2010 (continued)

Shares	Value (note 3)

	Sweden - 1.32%
42,971	Telefonaktiebolaget LM Ericsson, ADR	$471,392
80,041	Telefonaktiebolaget LM Ericsson, B Shares	878,743
		1,350,135

	Switzerland - 13.19%
102,640	ABB, Ltd. *	2,163,206
52,036	Compagnie Financiere Richemont S.A.	2,505,290
43,339	Credit Suisse Group AG	1,852,377
16,966	Roche Holding AG	2,317,038
1,027	SGS S.A.	1,659,671
177,408	UBS AG *	3,011,413
		13,508,995

	Taiwan - 1.90%
45,574	Epistar Corp., GDR (a)(b)	720,630
108,000	Young Fast Optoelectronics Co., Ltd.	1,230,671
		1,951,301

	United Kingdom - 22.64%
45,292	Autonomy Corp., plc *	1,289,934
427,423	Barclays plc	2,011,630
178,573	Cairn Energy plc *	1,272,440
362,749	Eros International plc *	1,475,891
380,853	Essar Energy plc *	2,767,651
102,730	International Power plc	626,149
52,258	Rio Tinto plc	3,054,646
146,160	Serco Group plc	1,412,056
84,078	Shire plc	1,894,000
85,706	Spectris plc	1,444,639
398,222	Tesco plc	2,652,403
74,519	Unilever plc	2,155,109
33,111	Vedanta Resources plc	1,126,104
		23,182,652

	Total Common Stock (Cost $88,337,899)	98,382,598

Preferred Stock - 2.95%
	Germany - 2.95%
37,352	Fresenius SE	3,016,508

	Total Preferred Stock (Cost $2,273,713)	3,016,508

Rights - 0.04%

	France - 0.04%
14,801	Cie Generale des Estabilssments Michelin (Expires 10/13/10)*	$41,324

	Total Rights	41,324
	(Cost $0)

	Total Long Term Investments
	(Cost $90,611,612)	101,440,430

Short Term Investment - 3.13%

3,205,005	Fidelity Institutional Treasury Portfolio	3,205,005

	Total Short Term Investment
	(Cost $3,205,005)	3,205,005

Total Investments - 102.19%		104,645,435
	(Cost $93,816,617)
		(2,242,066)
Net Other Assets and Liabilities – (2.19)%

Total Net Assets – 100.00%		$102,403,369

*	Non income producing security
(a)	Fair valued at September 30, 2010 as determined in good faith using procedures adopted by Board of Trustees.
(b)
Restricted security, purchased under Rule 144A, section 4(2)g which is exempt registration under the securities Act of 1933 as amended.  At September 30, 2010 the securities had an aggregate value of $720,630, which represents 0.7% of net assets.

ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Financial Statements.

Henderson Global Funds
Portfolio of Investments

International Equity Fund
September 30, 2010 (continued)

Other Information:

Industry concentration as a percentage of net assets:	% of Net Assets
Diversified Banks	7.34%
Pharmaceuticals	6.19
Apparel, Accessories & Luxury Goods	5.80
Casinos & Gaming	4.78
Diversified Capital Markets	4.75
Industrial Machinery	4.27
Diversified Metals & Mining	4.08
Oil & Gas Exploration & Production	3.94
Health Care Equipment	2.95
Oil & Gas Equipment & Services	2.80
Electronic Components	2.69
Food Retail	2.59
Packaged Foods & Meats	2.58
Communications Equipment	2.36
Industrial Conglomerates	2.31
Integrated Telecommunication Services	2.26
Heavy Electrical Equipment	2.11
Life & Health Insurance	1.95
Computer & Electronics Retail	1.87
Diversified Real Estate Activities	1.75
Construction & Engineering	1.71
Hotels, Resorts & Cruise Lines	1.65
Research & Consulting Services	1.62
Human Resource & Employment Services	1.61
Office Electronics	1.49
Movies & Entertainment	1.44
Real Estate Development	1.42
Electronic Equipment & Instruments	1.41
Regional Banks	1.40
Environmental & Facilities Services	1.38
Integrated Oil & Gas	1.31
Construction & Farm Machinery & Heavy Trucks	1.30
Motorcycle Manufacturers	1.28
Application Software	1.26
Restaurants	1.23
Data Processing & Outsourced Services	1.14
Tires & Rubber	1.10
Wireless Telecommunication Services	1.05
Life Sciences Tools & Services	1.03
Industrial Gases	0.92
Independent Power Producers & Energy Traders	0.61
Automotive Retail	0.55
Drug Retail	0.53
Oil & Gas Refining & Marketing	0.48
Specialty Stores	0.41
IT Consulting & Other Services	0.36

Long Term Investments	99.06
Short Term Investment	3.13

Total Investments	102.19
Net Other Assets and Liabilities	(2.19)

100.00%

Henderson Global Funds
Notes to Financial Statements
(Unaudited)
1.  All percentages are based on the net assets of the Henderson International Equity Fund (the “Fund”) as of September 30, 2010.

2.  Net unrealized appreciation of the Fund’s investment securities was $10,828,818 of which $12,800,326 related to the appreciated investment securities and $1,971,508 related to depreciated investment securities for the fiscal quarter ended September 30, 2010.

3.  Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price.  Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust.  The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced.  If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.  As a result, it is possible that fair value prices will be used by the Fund.

Various inputs are used in determining the value of the Fund’s investments. The Fund established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes.  These inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an ASU, Fair Value Measurements and Disclosures (“ASC 820”):  Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions: ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.  The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.  Fund management has implemented part (i) and (ii) and is evaluating the implications of part (iii) of ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2) *	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Austria	$2,257,127	$—	$—	$2,257,127
Belgium	1,067,793	—	—	1,067,793
Brazil	2,150,568	—	—	2,150,568
China	4,074,916	—	—	4,074,916
France	2,582,107	—	—	2,582,107
Germany	3,971,384	—	—	3,971,384
Hong Kong	6,724,659	—	—	6,724,659
India	1,429,312	—	—	1,429,312
Israel	1,627,812	—	—	1,627,812
Italy	3,256,419	—	—	3,256,419
Japan	15,728,783	—	—	15,728,783
Luxembourg	1,071,666	—	—	1,071,666
Netherlands	1,651,210	—	—	1,651,210
Singapore	8,477,207	—	—	8,477,207
Spain	2,318,552	—	—	2,318,552
Sweden	1,350,135	—	—	1,350,135
Switzerland	13,508,995	—	—	13,508,995
Taiwan	1,230,671	720,630	—	1,951,301
United Kingdom	23,182,652	—	—	23,182,652
Total Common Stock	97,661,968	720,630	—	98,382,598
Preferred Stock
Germany	3,016,508	—	—	3,016,508
Total Preferred Stock	3,016,508	—	—	3,016,508
Rights
France	41,324	—	—	41,324
Total Rights	41,324	—	—	41,324
Short Term Investment	3,205,005	—	—	3,205,005
Total Investments	103,924,805	720,630	—	104,645,435
Total	$103,924,805	$720,630	$—	$104,645,435

* Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets that exceeded a specified threshold.  These investments in securities were classified as Level 2 rather than Level 1.

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.  The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended September 30, 2010.

Henderson Global Funds
Portfolio of Investments
(Unaudited)
Henderson Money Market Fund
September 30, 2010

Mutual Funds – 100.01%	Value

Investments in State Street Money Market Portfolio - 100.01%	$72,529,990
Total Investments: 100.01% (Identified cost $72,529,990)	72,529,990

Other assets and liabilities, net: (0.01)%	(4,752)

Total net assets: 100.00%	$72,525,238

The financial statements of the State Street Money Market Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Henderson Money Market Fund.  Henderson Money Market Fund invests all of its investible assets into State Street Money Market Portfolio. At September 30, 2010, Henderson Money Market Fund owned 0.32% of the State Street Money Market Portfolio.

See Notes to Financial Statements.

Henderson Global Funds
Portfolio of Investments
(Unaudited)
Henderson Money Market Fund
September 30, 2010

This Fund is a feeder fund and its assets were fully invested in the State Street Money Market Portfolio, (a series of State Street Master Funds) a master portfolio in a “master-feeder” structure.  The State Street Money Market Portfolio, in turn, directly invests in money market securities.  The net assets of the State Street Money Market Portfolio as of September 30, 2010 were $21,623,810,462.

The Fund records its investment in the State Street Money Market Portfolio at market value.

Various inputs are used in determining the value of the Fund’s investments. The Fund established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes.  These inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an ASU, Fair Value Measurements and Disclosures (“ASC 820”):  Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions: ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.  The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.  Fund management has implemented part (i) and (ii) and is evaluating the implications of part (iii) of ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

Henderson Money Market Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual Funds	$—	$72,529,990	$—	$72,529,990
Total	$—	$72,529,990	$—	$72,529,990

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.  The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended September 30, 2010.

State Street Money Market Portfolio
Portfolio of Investments
September 30, 2010 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
COMMERCIAL PAPER — 18.4%
Asset Backed Commercial Paper Credit Arbitrage — 4.2%
Newport Funding Corp. (a)	0.500%	10/08/2010	10/08/2010	$125,000,000	$ 124,987,847
Newport Funding Corp. (a)	0.284%	12/20/2010	12/20/2010	75,000,000	74,953,333
Solitaire Funding LLC (a)	0.579%	10/06/2010	10/06/2010	112,000,000	111,991,133
Solitaire Funding LLC (a)	0.548%	10/14/2010	10/14/2010	147,000,000	146,971,335
Solitaire Funding LLC (a)	0.530%	10/18/2010	10/18/2010	60,000,000	59,984,983
Solitaire Funding LLC (a)	0.467%	10/25/2010	10/25/2010	110,000,000	109,966,267
Solitaire Funding LLC (a)	0.477%	10/25/2010	10/25/2010	110,000,000	109,965,533
Solitaire Funding LLC (a)	0.304%	11/29/2010	11/29/2010	151,000,000	150,925,759
Solitaire Funding LLC (a)	0.294%	12/06/2010	12/06/2010	50,000,000	49,973,417
					939,719,607
Asset Backed Commercial Paper Hybrid — 0.9%
Argento Variable Funding Co. LLC (a)	0.560%	10/13/2010	10/13/2010	60,000,000	59,989,000
Argento Variable Funding Co. LLC (a)	0.490%	10/19/2010	10/19/2010	50,000,000	49,988,000
Argento Variable Funding Co. LLC (a)	0.406%	11/05/2010	11/05/2010	100,000,000	99,961,111
					209,938,111
Asset Backed Commercial Paper Receivables and Securities — 6.1%
Gemini Securitization Corp. LLC (a)	0.508%	10/01/2010	10/01/2010	250,000,000	250,000,000
Gemini Securitization Corp. LLC (a)	0.410%	10/27/2010	10/27/2010	125,000,000	124,963,889
Gemini Securitization Corp. LLC (a)	0.274%	11/29/2010	11/29/2010	125,000,000	124,944,688
Gemini Securitization Corp. LLC (a)	0.274%	12/21/2010	12/21/2010	65,000,000	64,960,513
Royal Park Investments Funding Corp. (a)	0.325%	12/17/2010	12/17/2010	67,000,000	66,954,142
Royal Park Investments Funding Corp. (a)	0.325%	01/07/2011	01/07/2011	72,500,000	72,436,844
Straight-A Funding LLC (a)	0.360%	10/04/2010	10/04/2010	236,221,000	236,213,913
Straight-A Funding LLC (a)	0.355%	10/12/2010	10/12/2010	144,581,000	144,565,538
Straight-A Funding LLC (a)	0.294%	11/01/2010	11/01/2010	100,000,000	99,975,028
Straight-A Funding LLC (a)	0.270%	11/08/2010	11/08/2010	75,000,000	74,978,625
Straight-A Funding LLC (a)	0.274%	11/08/2010	11/08/2010	40,000,000	39,988,600
Straight-A Funding LLC (a)	0.270%	12/14/2010	12/14/2010	66,776,000	66,738,939
					1,366,720,719
Bank Foreign — 5.6%
ABN Amro Funding USA LLC (a)	0.528%	10/01/2010	10/01/2010	100,000,000	100,000,000
Australia & New Zealand Banking Group Ltd. (a)(c)	0.306%	10/25/2010	11/23/2010	45,000,000	45,000,000
Commonwealth Bank of Australia (a)	0.274%	11/22/2010	11/22/2010	100,000,000	99,961,000
DnB NOR Bank ASA (a)	0.381%	01/04/2011	01/04/2011	148,500,000	148,353,047
DnB NOR Bank ASA (a)	0.345%	03/28/2011	03/28/2011	300,000,000	299,495,667
Societe Generale North America, Inc.	0.508%	02/01/2011	02/01/2011	175,000,000	174,701,042
Svenska Handelsbanken, Inc.	0.440%	11/16/2010	11/16/2010	199,850,000	199,740,193
Svenska Handelsbanken, Inc.	0.284%	01/10/2011	01/10/2011	200,000,000	199,842,889
					1,267,093,838
Finance Non-Captive Diversified — 1.6%
General Electric Capital Corp.	0.530%	10/13/2010	10/13/2010	39,000,000	38,993,240
General Electric Capital Corp.	0.437%	11/12/2010	11/12/2010	100,000,000	99,949,833
General Electric Capital Corp.	0.406%	01/27/2011	01/27/2011	225,000,000	224,705,000
					363,648,073
TOTAL COMMERCIAL PAPER					4,147,120,348

State Street Money Market Portfolio
Portfolio of Investments – (continued)
September 30, 2010 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
EURO CERTIFICATES OF DEPOSIT — 4.7%
Bank Foreign — 4.7%
HSBC Bank PLC	0.330%	03/23/2011	03/23/2011	$150,000,000	$ 150,000,000
ING Bank NV	0.600%	11/22/2010	11/22/2010	100,000,000	100,000,000
ING Bank NV	0.560%	01/11/2011	01/11/2011	100,000,000	100,000,000
ING Bank NV	0.590%	02/11/2011	02/11/2011	175,000,000	175,000,000
ING Bank NV	0.550%	03/01/2011	03/01/2011	150,000,000	150,000,000
ING Bank NV	0.470%	03/28/2011	03/28/2011	225,000,000	225,000,000
National Australia Bank	0.470%	10/04/2010	10/04/2010	150,000,000	150,000,000
TOTAL EURO CERTIFICATES OF DEPOSIT					1,050,000,000

YANKEE CERTIFICATES OF DEPOSIT — 45.4%
Bank Foreign — 45.4%
Bank of Montreal	0.300%	10/29/2010	10/29/2010	120,000,000	120,000,000
Bank of Montreal	0.270%	01/24/2011	01/24/2011	135,000,000	135,000,000
Bank of Nova Scotia	0.300%	10/28/2010	10/28/2010	100,000,000	100,000,000
Bank of Nova Scotia (c)	0.446%	11/16/2010	09/16/2011	38,000,000	38,000,000
Barclays Bank PLC (c)	0.678%	10/04/2010	12/03/2010	100,000,000	100,000,000
Barclays Bank PLC (c)	0.587%	10/13/2010	06/13/2011	100,000,000	100,000,000
Barclays Bank PLC (c)	0.487%	10/19/2010	01/19/2011	250,000,000	250,000,000
Barclays Bank PLC (c)	0.377%	10/20/2010	10/20/2010	450,000,000	450,000,000
BNP Paribas	0.570%	11/19/2010	11/19/2010	500,000,000	500,000,000
BNP Paribas	0.510%	11/30/2010	11/30/2010	300,000,000	300,000,000
BNP Paribas	0.480%	01/10/2011	01/10/2011	175,000,000	175,000,000
Canadian Imperial Bank of Commerce (c)	0.302%	10/13/2010	02/14/2011	200,000,000	200,000,000
Canadian Imperial Bank of Commerce	0.260%	12/13/2010	12/13/2010	350,000,000	350,000,000
Credit Agricole Corporate and Investment Bank (c)	0.358%	10/04/2010	03/03/2011	200,000,000	200,000,000
Credit Agricole Corporate and Investment Bank	0.580%	11/02/2010	11/02/2010	350,000,000	350,000,000
Credit Agricole Corporate and Investment Bank (c)	0.466%	10/26/2010	02/28/2011	200,000,000	200,000,000
Credit Agricole Corporate and Investment Bank	0.500%	03/02/2011	03/02/2011	200,000,000	200,000,000
Deutsche Bank AG	0.420%	10/12/2010	10/12/2010	100,000,000	100,000,000
Deutsche Bank AG (c)	0.462%	10/12/2010	01/10/2011	100,000,000	99,998,761
Deutsche Bank AG	0.280%	01/13/2011	01/13/2011	75,000,000	75,000,000
Deutsche Bank AG	0.400%	02/14/2011	02/14/2011	100,000,000	100,000,000
DnB NOR Bank ASA (c)	0.348%	10/04/2010	03/03/2011	90,000,000	90,000,000
DnB NOR Bank ASA	0.340%	03/14/2011	03/14/2011	500,000,000	500,000,000
Lloyds TSB Bank PLC	0.520%	10/14/2010	10/14/2010	125,000,000	125,000,000
Lloyds TSB Bank PLC	0.500%	01/19/2011	01/19/2011	200,000,000	200,000,000
Lloyds TSB Bank PLC	0.350%	01/28/2011	01/28/2011	500,000,000	500,000,000
National Australia Bank	0.343%	11/12/2010	11/12/2010	350,000,000	350,001,020
Nordea Bank Finland PLC	0.500%	10/25/2010	10/25/2010	100,000,000	100,000,000
Rabobank Nederland NV	0.470%	11/05/2010	11/05/2010	500,000,000	500,000,000
Rabobank Nederland NV	0.340%	12/02/2010	12/02/2010	200,000,000	200,000,000
Rabobank Nederland NV	0.520%	01/21/2011	01/21/2011	100,000,000	100,000,000
Royal Bank of Canada (c)	0.256%	10/25/2010	03/23/2011	180,000,000	180,000,456
Royal Bank of Scotland PLC/Greenwich CT	0.600%	10/12/2010	10/12/2010	150,000,000	150,000,000
Royal Bank of Scotland PLC/Greenwich CT (c)	0.668%	10/18/2010	10/18/2010	200,000,000	200,000,000
Royal Bank of Scotland PLC/Greenwich CT	0.560%	02/15/2011	02/15/2011	300,000,000	300,000,000
Royal Bank of Scotland PLC/Greenwich CT	0.550%	02/16/2011	02/16/2011	200,000,000	200,000,000
Societe Generale (c)	0.358%	10/04/2010	03/03/2011	250,000,000	250,000,000
Societe Generale (c)	0.357%	10/14/2010	01/14/2011	54,000,000	54,000,000
Societe Generale	0.500%	11/29/2010	11/29/2010	200,000,000	200,000,000
Societe Generale	0.420%	03/21/2011	03/21/2011	375,000,000	375,000,000

State Street Money Market Portfolio
Portfolio of Investments – (continued)
September 30, 2010 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
YANKEE CERTIFICATES OF DEPOSIT (continued)
Bank Foreign (continued)
Toronto-Dominion Bank (c)	0.258%	10/05/2010	11/05/2010	$ 24,000,000	$ 24,000,000
Toronto-Dominion Bank (c)	0.258%	10/12/2010	12/09/2010	30,000,000	30,000,000
Toronto-Dominion Bank (c)	0.258%	10/04/2010	02/04/2011	50,000,000	50,000,000
Toronto-Dominion Bank (c)	0.257%	10/12/2010	03/10/2011	44,000,000	44,000,000
UBS AG	0.430%	10/13/2010	10/13/2010	250,000,000	250,000,000
UBS AG	0.340%	03/17/2011	03/17/2011	270,000,000	270,000,000
UBS AG	0.350%	03/18/2011	03/18/2011	230,000,000	230,000,000
UBS AG	0.350%	03/28/2011	03/28/2011	250,000,000	250,000,000
UniCredit SpA	0.510%	11/15/2010	11/15/2010	350,000,000	350,000,000
TOTAL YANKEE CERTIFICATES OF DEPOSIT					10,215,000,237

BANK NOTES — 5.8%
Bank Domestic — 3.7%
Bank of America NA (c)	0.763%	10/22/2010	05/20/2011	8,526,000	8,526,000
Bank of America NA (c)	0.356%	10/27/2010	01/27/2011	171,000,000	171,000,000
Bank of America NA	0.500%	11/22/2010	11/22/2010	313,000,000	313,000,000
Bank of America NA	0.600%	02/04/2011	02/04/2011	227,000,000	227,000,000
Bank of America NA	0.360%	03/14/2011	03/14/2011	100,000,000	100,000,000
					819,526,000
Bank Foreign — 2.1%
Commonwealth Bank of Australia (b)(c)	0.563%	10/27/2010	10/27/2011	31,000,000	31,000,000
Nordea Bank AB (b)(c)	0.392%	11/18/2010	10/18/2011	174,000,000	174,000,000
Rabobank Nederland NV (b)(c)	0.446%	11/16/2010	09/16/2011	107,000,000	107,000,000
Svenska Handelsbanken AB (b)(c)	0.556%	10/15/2010	02/11/2011	123,000,000	123,000,000
Svenska Handelsbanken AB (b)(c)	0.448%	11/09/2010	10/07/2011	40,000,000	40,000,000
					475,000,000
TOTAL BANK NOTES					1,294,526,000

CORPORATE OBLIGATION — 0.2%
Bank Foreign — 0.2%
Westpac Banking Corp. (c)	0.558%	10/28/2010	09/28/2011	35,000,000	35,000,000
TOTAL CORPORATE OBLIGATION					35,000,000

U.S. GOVERNMENT AGENCY OBLIGATION — 0.4%
Sovereign — 0.4%
Federal Home Loan Mortgage Corp. (c)	0.378%	10/12/2010	11/10/2010	80,000,000	80,000,000
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION					80,000,000
					Market
					Value
REPURCHASE AGREEMENTS — 25.1%
Agreement with Bank of America Securities, LLC and
The Bank of New York, Inc. (Tri-Party), dated
09/30/10 (collateralized by Federal Home
Mortgage Corporation 0.000% - 4.125% due
08/29/11 - 12/21/12 and Federal National Mortgage
Association 2.605% - 6.000% due 09/01/17 -
04/18/36 valued at $137,199,184); proceeds
$134,510,046	0.280%	10/01/2010	10/01/2010	134,509,000	134,509,000

State Street Money Market Portfolio
Portfolio of Investments – (continued)
September 30, 2010 (Unaudited)
Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
REPURCHASE AGREEMENTS (continued)
Agreement with Bank of America Securities, LLC and
The Bank of New York, Inc. (Tri-Party), dated
09/30/10 (collateralized by Federal Home
Mortgage Corporation 4.500% - 5.500% due
10/01/38 - 10/01/40 and a Federal National
Mortgage Association 4.500% due 09/01/40 valued
at $332,520,001); proceeds $326,002,898	0.320%	10/01/2010	10/01/2010	$326,000,000	$ 326,000,000
Agreement with Barclays Capital, Inc. and The Bank of
New York, Inc. (Tri-Party), dated 09/30/10
(collateralized by U.S. Treasury Notes 1.000% -
1.375% due 07/31/11 - 06/15/13 valued at
$1,836,000,077); proceeds $1,800,012,500	0.250%	10/01/2010	10/01/2010	1,800,000,000	1,800,000,000
Agreement with BNP Paribas Securities Corp. and The
Bank of New York, Inc. (Tri-Party), dated 09/30/10
(collateralized by U.S. Treasury Notes 1.375% -
3.125% due 04/15/12 - 05/15/19 valued at
$1,836,000,027); proceeds $1,800,011,500	0.230%	10/01/2010	10/01/2010	1,800,000,000	1,800,000,000
Agreement with Citigroup Global Markets, Inc. and
The Bank of New York, Inc. (Tri-Party), dated
09/30/10 (collateralized by Federal Home Loan
Mortgage Corporation 1.176% - 6.000% due
03/15/18 - 03/15/37 and Federal National Mortgage
Association 0.764% - 4.750% due 04/25/18 -
09/25/40 valued at $510,000,000); proceeds
$500,004,861	0.350%	10/01/2010	10/01/2010	500,000,000	500,000,000
Agreement with Deutsche Bank Securities, Inc. and
The Bank of New York, Inc. (Tri-Party), dated
09/30/10 (collateralized by a Federal Home Loan
Bank 1.625% due 11/21/12 and Federal National
Mortgage Association 2.875% due 10/12/10 valued
at $91,801,305); proceeds $90,000,600	0.240%	10/01/2010	10/01/2010	90,000,000	90,000,000
Agreement with Deutsche Bank Securities, Inc. and
The Bank of New York, Inc. (Tri-Party), dated
09/30/10 (collateralized by Federal National
Mortgage Association 0.000% - 143.125% due
03/25/18 - 08/25/47 valued at $510,000,000);
proceeds $500,003,889	0.280%	10/01/2010	10/01/2010	500,000,000	500,000,000
Agreement with HSBC Securities USA, Inc. and JP
Morgan Chase & Co., (Tri-Party), dated 09/30/10
(collateralized by Strip Coupons, 0.000% due
02/15/13 - 08/15/20 valued at $510,002,589);
proceeds $500,003,472	0.250%	10/01/2010	10/01/2010	500,000,000	500,000,000
TOTAL REPURCHASE AGREEMENTS					5,650,509,000

TOTAL INVESTMENTS(d)(e)† — 100.0%					22,472,155,585
Other Assets in Excess of Liabilities — 0.00%					4,428,380
NET ASSETS — 100.0%				$ 22,476,583,965

(a) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $3,209,188,151 or 14.28 % of net assets as of September 30, 2010.
(b) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. These securities represent $475,000,000 or 2.11 % of net assets as of September 30, 2010.

State Street Money Market Portfolio
Portfolio of Investments – (continued)
September 30, 2010 (Unaudited)

(c) Variable Rate Security - Interest Rate is in effect as of September 30, 2010.
(d) Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.
(e) Also represents the cost for federal tax purposes.
† Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Portfolio’s assets carried at fair value:

		Other
Valuation	Investments in	Financial
Inputs	Securities	Instruments
Level 1 –
Quoted Prices	$ -	$ -
Level 2 – Other
Significant
Observable
Inputs	22,472,155,585	-
Level 3 –
Significant
Unobservable
Inputs	-	-
Total	$22,472,155,585	$ -

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

As of the period ended September 30, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

Item 2.                                Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 3.                                Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:           /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       November 29, 2010

By:           /s/ Troy Statczar
Troy Statczar
Treasurer (principal financial officer) of Henderson Global Funds

Date:       November 29, 2010